Tema ETF Trust
Tema Luxury ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 84.7%
Automobiles - 10.1%
Bayerische Motoren Werke AG^	2,178	$226,619
Ferrari N.V. - ADR^	759	272,451
Mercedes-Benz Group AG^	3,993	258,956
		758,026
Beverages - 13.0%
Davide Campari-Milano N.V.^	18,284	199,418
Kweichow Moutai Co., Ltd., Class A ^	900	226,108
Pernod Ricard S.A.^	1,918	331,010
Remy Cointreau S.A.^	1,832	217,858
		974,394
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica S.A.^	563	107,317
Hotels, Restaurants & Leisure - 11.3%
Hilton Worldwide Holdings, Inc.	1,584	265,352
Las Vegas Sands Corp.	2,277	105,015
Marriott International, Inc., Class A	1,386	280,942
MGM Resorts International	3,465	136,660
Wynn Resorts Ltd.	726	61,289
		849,258
Leisure Products - 3.8%
Sanlorenzo S.p.A./Ameglia^	6,600	285,926
Personal Care Products - 11.7%
L'Occitane International S.A.^	61,250	152,903
L'Oreal S.A.^	1,551	727,722
		880,625
Specialty Retail - 1.4%
Chow Tai Fook Jewellery Group Ltd.^	69,003	100,175
Textiles, Apparel & Luxury Goods - 32.0%
Brunello Cucinelli S.p.A.^	1,452	120,118
Burberry Group plc^	4,191	77,433
Capri Holdings Ltd. - ADR*^	3,119	151,084
Cie Financiere Richemont S.A.^	4,421	551,300
Hermes International SCA^	324	671,559
Hugo Boss AG^	660	46,150
LVMH Moet Hennessy Louis Vuitton SE^	841	643,268
Moncler S.p.A.^	640	35,445
Prada S.p.A.^	7,095	39,011
Ralph Lauren Corp.	528	68,313
		2,403,681
TOTAL COMMON STOCKS (Cost $6,756,158)		6,359,402

PREFERRED STOCKS - 1.2%
Automobiles - 1.2%
Dr. Ing. H.c. F. Porsche AG^ (a)	990	90,584
TOTAL PREFERRED STOCKS (Cost $120,768)		90,584

SHORT-TERM INVESTMENTS - 14.0%
Money Market Funds
First American Treausry Obligations Fund - Class X, 5.277% (b)	1,051,661	1,051,661
TOTAL MONEY MARKET FUNDS (Cost $1,051,661)		1,051,661

TOTAL INVESTMENTS (Cost $7,928,587) - 99.9%		7,501,647
OTHER ASSETS LESS LIABILITIES - 0.1%		5,824
NET ASSETS - 100.0%		$7,507,471

* Non-income producing security.
^ Foreign security.
(a) Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of November 30, 2023, the value of these investments was $90,584 or 1.2% of total net assets.

(b) 7-day net yield.
ADR - American Depositary Receipt
plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Luxury ETF
November 30, 2023 (Unaudited)
ALLOCATION BY SECTOR

Sector	Percentage of Total Net Assets
Consumer Discretionary	59.8%
Consumer Staples	24.7%
Health Care	1.4%
Money Market Fund and Other Assets and Liabilities	14.1%
Total	100.0%

ALLOCATION BY COUNTRY

Country	Percentage of Total Net Assets
France	36.0%
United States	26.2%
Germany	8.3%
Switzerland	7.4%
Italy	6.4%
Netherlands	6.3%
China	3.0%
Virgin Islands (British)	2.0%
Luxembourg	2.0%
Cayman Islands	1.3%
United Kingdom	1.0%
Other(1)	0.1%
Total	100.0%

(1) Includes cash and net other assets (liabilities).

Tema ETF Trust
Tema Luxury ETF
Notes to Quarterly Schedule of Investments
November 30, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Tema Luxury ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$6,359,402	$-	$-	$6,359,402
Preferred Stocks*	90,584	-	-	90,584
Money Market Fund	1,051,661	-	-	1,051,661
Total Investments	$7,501,647	$-	$-	$7,501,647

* See Schedule of Investments for segregation by industry.